SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Options	6,284,068	3,304,068	5,284,068	3,059,068
Warrants	12,196,254	2,700,000	3,780,000
Convertible notes payable	$ 817,172	$ 0
Dilutive Securities	19,297,494	6,004,068	9,504,068	3,059,068
Notes payable			440,000